Nature of Operations (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
Schedule of Equity Method Investments [Line Items]
Payments of convertible debt		$ 266,951	$ 0	$ 0
Convertible Senior Notes Due 2030 [Member]
Schedule of Equity Method Investments [Line Items]
Aggregate principal amount	$ 500,000
Percentage of convertible senior notes	0.00%
Purchase of additional convertible note	$ 75,000
Net of underwriting discounts and commissions and other offering expenses	486,271
Onvertible Senior Notes November 2021 [Member]
Schedule of Equity Method Investments [Line Items]
Aggregate principal amount	$ 200,000
Percentage of convertible senior notes	0.00%
Repurchased face amount	$ 167,067
Payments of convertible debt	$ 266,951
Chroma Ate Inc [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of voting equity interests acquired		17.06%
FRT GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of voting equity interests acquired					100.00%
Priortech Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		20.99%